Restricted Deposits	12 Months Ended
Dec. 31, 2021
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Restricted Deposits
5.	Restricted Deposits
Deposits which are restricted in use as of December 31, 2021 and 2020 are summarized as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Short-term financial instruments(*)	￦	79,500	98,057
Long-term financial instruments(*)		372	890

	￦	79,872	98,947

(*)
Financial instruments include charitable trust fund established by the Group where profits from the fund are donated to charitable institutions. As of December 31, 2021, the funds cannot be withdrawn before maturity.